Inx Token Warrant Liability - Schedule of Black-Scholes Pricing Model Used for the Fair Value Measurement (Details)	Dec. 31, 2025	Dec. 31, 2024
Risk-free interest rate (%) [Member] | Bottom of range [Member]
Schedule of Black-Scholes Pricing Model Used for the Fair Value Measurement [Line Items]
Fair value measurement	3.57	4.16
Risk-free interest rate (%) [Member] | Top of range [Member]
Schedule of Black-Scholes Pricing Model Used for the Fair Value Measurement [Line Items]
Fair value measurement	4.41	4.58
Expected life of warrant (years) [Member] | Bottom of range [Member]
Schedule of Black-Scholes Pricing Model Used for the Fair Value Measurement [Line Items]
Fair value measurement	0.17	0.5
Expected life of warrant (years) [Member] | Top of range [Member]
Schedule of Black-Scholes Pricing Model Used for the Fair Value Measurement [Line Items]
Fair value measurement	10	10
Exercise price [Member] | Bottom of range [Member]
Schedule of Black-Scholes Pricing Model Used for the Fair Value Measurement [Line Items]
Fair value measurement	0.01	0.01
Exercise price [Member] | Top of range [Member]
Schedule of Black-Scholes Pricing Model Used for the Fair Value Measurement [Line Items]
Fair value measurement	2.81	2.81
Expected volatility of the token prices (%) [Member] | Bottom of range [Member]
Schedule of Black-Scholes Pricing Model Used for the Fair Value Measurement [Line Items]
Fair value measurement	95.85	96.95
Expected volatility of the token prices (%) [Member] | Top of range [Member]
Schedule of Black-Scholes Pricing Model Used for the Fair Value Measurement [Line Items]
Fair value measurement	118.72	129.38